SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13. SHARE-BASED COMPENSATION

Share options and restricted share units

a)	2016 Global Share Incentive Plan

In January 2016, the Company’s Shareholders and Board of Directors approved 2016 Global Share Incentive Plan and amended it in March 2018 (the “Amended 2016 Plan”). Under the Amended 2016 Plan, a maximum aggregate number of 5,861,480 ordinary shares may be issued pursuant to all awards granted. Share options or restricted share units expire 10 years from the grant date.

b)	2018 Share Incentive Plan

In September 2018, the Company’s Shareholders and Board of Directors approved the 2018 Share Incentive Plan (the “2018 Plan”). Under the 2018 Plan, the maximum aggregate number of ordinary shares available for issuance is 6,733,703 ordinary shares, which shall be increased by a number equal to 1.5% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year, each fiscal year during the term of the 2018 Plan, if determined and approved by the Board of Directors for the relevant fiscal year. The Board of Directors has approved annual increases of 2,305,212, 2,313,923 and 2,326,755 ordinary shares for the years ended December 31, 2022, 2023 and 2024, representing 1.5% of total issued and outstanding shares as of December 31, 2021, 2022 and 2023, respectively, pursuant to the 2018 Share Incentive Plan.

No share options had been granted for the years ended December 31, 2022, 2023 and 2024. All the outstanding share options had been fully vested and no unrecognized compensation expense related to share options as of December 31, 2023.

A summary of the share options activities under the Amended 2016 Plan and the 2018 Plan for the year ended December 31, 2024 was presented below:

		Weighted	Weighted
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	shares	price	years	value
		US$		US$
Outstanding at January 1, 2024	3,943,058	2.34	—	—
Exercised	(187,784)	0.20	—	—
Expired	(1,946)	0.20	—	—
Outstanding at December 31, 2024	3,753,328	2.45	3.65	792,578
Exercisable as of December 31, 2024	3,753,328	2.45	3.65	792,578

The total intrinsic value of share options exercised for the years ended December 31, 2022, 2023 and 2024, were RMB3,708,615,RMB4,799,425 and RMB994,926, respectively. The total fair value of shares vested for the years ended December 31, 2022, 2023 and 2024 were RMB10,976,490, RMB11,027,023 and nil, respectively.

Compensation expenses recognized for share options for the years ended December 31, 2022, 2023 and 2024 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Selling and marketing expenses	1,936,414	905,764	—
Research and development expenses	3,862,189	2,191,242	—
General and administrative expenses	5,008,382	3,047,542	—
Total share options compensation expenses	10,806,985	6,144,548	—

A summary of the restricted share units activities for the year ended December 31, 2024 was presented below:

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Unvested as of January 1, 2024	2,003,074	4.53

Granted	2,016,000	1.06
Vested	(1,174,842)	3.96
Forfeited	(90,890)	10.00

Unvested as of December 31, 2024	2,753,342	2.05

The restricted share units are generally scheduled to be vested over four equal annual installments, except for 128,000 restricted share units granted in 2022 and 320,000 restricted share units granted in 2024 with vesting in two equal annual installments under 2018 Plan.

Compensation expenses recognized for restricted share units for the years ended December 31, 2022, 2023 and 2024 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	1,224,796	1,237,902	751,445
Selling and marketing expenses	13,497,270	9,085,924	7,110,420
Research and development expenses	18,499,553	19,462,704	7,325,327
General and administrative expenses	14,190,582	11,728,226	9,045,786
Total restricted share units compensation expenses	47,412,201	41,514,756	24,232,978

As of December 31, 2024, RMB32,129,944 of total unrecognized compensation expense related to restricted share units was expected to be recognized over a weighted average period of approximately 1.75 years.

Total share-based compensation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	1,224,796	1,237,902	751,445
Selling and marketing expenses	15,433,684	9,991,688	7,110,420
Research and development expenses	22,361,742	21,653,946	7,325,327
General and administrative expenses	19,198,964	14,775,768	9,045,786
Total share-based compensation expense	58,219,186	47,659,304	24,232,978